Derivative Instruments at Gross Fair Value as Reflected in Consolidated Balance Sheets (Detail) (Level 2, USD $) In Millions, unless otherwise specified	Sep. 27, 2014		Sep. 28, 2013
Foreign exchange contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	$ 1,554	[1]	$ 170	[1]
Foreign exchange contracts | Accrued expenses
Derivative liabilities:
Fair Value of Derivative Liabilities	81	[2]	435	[2]
Interest rate contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	81	[1]	44	[1]
Derivatives Designated as Hedging Instruments | Foreign exchange contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	1,332	[1]	145	[1]
Derivatives Designated as Hedging Instruments | Foreign exchange contracts | Accrued expenses
Derivative liabilities:
Fair Value of Derivative Liabilities	41	[2]	389	[2]
Derivatives Designated as Hedging Instruments | Interest rate contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	81	[1]	44	[1]
Not Designated as Hedging Instrument | Foreign exchange contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	222	[1]	25	[1]
Not Designated as Hedging Instrument | Foreign exchange contracts | Accrued expenses
Derivative liabilities:
Fair Value of Derivative Liabilities	40	[2]	46	[2]
Not Designated as Hedging Instrument | Interest rate contracts | Other Current Assets
Derivative assets:
Fair Value of Derivative Assets	$ 0	[1]	$ 0	[1]

[1]	The fair value of derivative assets is measured using Level 2 fair value inputs and is recorded as other current assets in the Consolidated Balance Sheets.
[2]	The fair value of derivative liabilities is measured using Level 2 fair value inputs and is recorded as accrued expenses in the Consolidated Balance Sheets.